PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2012
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET [Abstract]
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

5. PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS, NET

Prepayment, other receivables and other current assets, net consisted of the following:

	December 31,
	2011	2012
Value-added tax refundable on export sales	$812,379	$5,501,555
Prepayments and deposits to vendors	2,446,185	4,722,288
Receivable from custodian to settle employees tax obligations related to RSUs	1,873,729	3,207,970
Prepaid royalty	265,362	3,076,784
Value-added tax recoverable	2,699,961	2,968,455
Interest receivable accrued on term deposits	2,279,268	1,581,013
Receivable from a supplier for quality issue (a)	-	1,418,121
Loan to third parties for R&D activities	-	1,113,674
Prepaid income tax	1,557,321	-
Other prepaid expenses and other current assets	2,399,692	4,081,512
	$14,333,897	$27,671,372
(a)	The $1.4 million receivable from a supplier for quality issue represents the amount that a third party supplier agrees to compensate the Company, as a result of a quality issue in connection with certain products the supplier manufactured.